Note 29 - Provisions (Tables)	12 Months Ended
Dec. 31, 2021
Statement Line Items [Line Items]
Disclosure of other provisions [text block]
Reconciliation of site restoration provision	2021	2020

Balance January 1	3,567	3,346
Unwinding of discount	–	2
Change in estimate - adjustment capitalised in Property, plant and equipment	(408)	219
Acquisition - Maligreen	135	–
Balance December 31	3,294	3,567